Share-based Payment Arrangements - Summary of USISH's outstanding share options balance sheet (Detail)	12 Months Ended
	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
USISH Option Plans [member] | 2015 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 15.5	¥ 15.5
Weighted average remaining contractual life of outstanding share options	10 months 24 days	1 year 10 months 24 days
USISH Option Plans [member] | 2019 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share		¥ 12
Weighted average remaining contractual life of outstanding share options		10 months 24 days
USISH Option Plans [member] | 2020 Share Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share		¥ 20.5
Weighted average remaining contractual life of outstanding share options		10 months 24 days
USISH Option Plans [member] | 2023 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 14.3	¥ 14.5
Weighted average remaining contractual life of outstanding share options	1 year 9 months 18 days	2 years 9 months 18 days
AMPI Option Plans [Member] | 2022 share options [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share | $ / shares			$ 29.7	$ 30
Weighted average remaining contractual life of outstanding share options	7 years 3 months 18 days	8 years 3 months 18 days